Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unrecognized compensation cost related to share-based compensation arrangements granted		$ 20,413
Expected cost recognition period, in years		5 years
Options vested and expected to be vested		959,596
Options vested and expected to vest, weighted average exercise price		$ 128.48
Weighted average remaining contractual life of exercisable options		4 years 11 months 8 days
Number of options granted		965,000
Weighted average exercise price of options granted			$ 128.48
Options exercisable at the end of the year, Number of options		0
Options, outstanding, weighted average exercise price		$ 128.48	$ 0
Options outstanding, Number of options		965,000	0
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan		1,000,000
Period measuring the average closing price, in days		30 days
Percent vested and exercisable from the second anniversary of the commencement date		40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date		20.00%
Additional percentage vested and exercisable from the fourth anniversary of the commencement date		20.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date		20.00%
Expiration period		63 months
Options available for future grants under plan		35,000
Compensation expense		$ 1,387
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 1,064
Number of options granted		589,200
Weighted average exercise price of options granted		$ 121.83
Percentage limited increase of benefit to be paid in the share price		100.00%
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Options available for future grants under plan		108,878
Compensation expense		$ 2,628	$ 28,254	$ 32,065
Weighted average exercise price of options granted		$ 114.87